GOING CONCERN (Details) - USD ($)	May 31, 2018	May 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ (18,569,094)	$ (8,991,610)